Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Summary of intangible assets including goodwill
Intangible assets

(In $ million)	Goodwill	Trademarks	Customer relationships	Technology & software	Other	Total
As of December 31, 2018
Cost	5,456	1,764	3,299	891	103	11,513
Accumulated amortization	—	(87)	(1,344)	(622)	(27)	(2,080)
Accumulated impairment losses	(206)	—	—	—	(5)	(211)
Carrying amount as of December 31, 2018	5,250	1,677	1,955	269	71	9,222
As of December 31, 2017
Cost	5,465	1,763	3,321	883	102	11,534
Accumulated amortization	—	(83)	(1,189)	(573)	(24)	(1,869)
Accumulated impairment losses	—	—	—	—	(6)	(6)
Carrying amount as of December 31, 2017	5,465	1,680	2,132	310	72	9,659
Carrying amount as of January 1, 2018	5,465	1,680	2,132	310	72	9,659
Additions	—	—	—	20	2	22
Disposals	(3)	—	(3)	—	—	(6)
Amortization for the year	—	(3)	(166)	(61)	(3)	(233)
Impairment losses	(206)	—	—	—	—	(206)
Effect of movements in exchange rates	(6)	—	(8)	—	—	(14)
Carrying amount as of December 31, 2018	5,250	1,677	1,955	269	71	9,222
Carrying amount as of January 1, 2017	5,431	1,684	2,322	385	80	9,902
Additions	—	—	—	10	2	12
Disposals	(1)	—	—	(4)	—	(5)
Amortization for the year	—	(4)	(168)	(80)	(3)	(255)
Impairment losses	—	—	—	—	(5)	(5)
Transfers to assets held for sale	19	—	(42)	—	(2)	(25)
Other transfers	—	—	—	(1)	—	(1)
Effect of movements in exchange rates	16	—	20	—	—	36
Carrying amount as of December 31, 2017	5,465	1,680	2,132	310	72	9,659

Schedule of amortization expense related to intangible assets
Amortization expense related to intangible assets is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2018	2017	2016
Cost of sales	42	42	41
General and administration expenses	191	213	221
Total amortization expense	233	255	262

Summary of carrying amounts of goodwill and indefinite life intangible assets
The aggregate carrying amounts of goodwill and indefinite life intangible assets allocated to each segment for purposes of impairment testing are as follows:

	As of December 31,
	2018			2017
(In $ million)	Goodwill	Trademarks	Other	Goodwill	Trademarks	Other
Reynolds Consumer Products	1,913	850	—	1,913	850	—
Pactiv Foodservice	1,696	526	59	1,697	526	59
Graham Packaging	1,200	251	—	1,412	251	—
Evergreen	67	34	—	67	34	—
Closures	374	—	—	376	—	—
Total	5,250	1,661	59	5,465	1,661	59